VOYA MUTUAL FUNDS

Voya Multi-Manager International Small Cap Fund

 (“Fund”)

Supplement dated June 26, 2014

to the Fund’s Class A, Class B, Class C, Class I, Class O,

and Class W shares Prospectus and Summary Prospectus,

each dated February 28, 2014, as supplemented May 1, 2014, and to the Fund’s related Statement of Additional Information

dated February 28, 2014

Patrick McCafferty is no longer a portfolio manager for the Fund.  Effective immediately, the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information are hereby revised to remove all references to Patrick McCafferty as a portfolio manager for the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE